UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30,2000

Check here if Amendment [   ]; Amendment Number:
This Amendment (check only one.):
     [     ]  is a restatement.
     [     ]  adds new holdings entries.

Institutional Investment Manager filing this Report:

Name:  Buchanan, Parker Asset Management("BPAM")

       200 Park Avenue
       Suite 3300
       New York, NY 10166

13F File Number:  28-5372

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:                Donald A. Parker
Title:               General Partner
Phone:               (212) 692-3621

Signature, Place, and Date of Signing:
Donald A. Parker     New York, New York     November 13, 2000






Report Type  (Check only one.):

[  X  ]          13F HOLDINGS REPORT.

[     ]          13F NOTICE.

[     ]          13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:     none

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.
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FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0

Form 13F Information Table Entry Total:  35

Form 13F Information Table Value Total: (273,127 x 1,000)

List of Other Included Managers: none


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                                               Form  13F     9/30/00

Reporting Manager: Buchanan Parker Asset Management("BPAM")


Item 1                         Item 2         Item 3     Item 4   Item 5    Item 6   Item 7             Item 8
                                                                                                 Voting Authority
                                                        Value    Shares/  Invstmnt             Sole    Shared None
Name of Issuer                Title of Class  Cusip     (x$1000)  Prn Amt  Dscretn  Manager    (A)     (B)   (C)
----------------------------- --------------  --------- -------- --------- -------- --------- --------- ------ ----

Actuant Corp                 CL A             00508X104   3,671    932,348   SOLE   BPAM        932,348
AK Steel Holding Corp         COM             001547108   3,426    365,393   SOLE   BPAM        365,393
Allmerica Finl Corp           COM             019754100   7,200    112,615   SOLE   BPAM        112,615
Arvinmeritor Inc              COM             043353101   6,842    465,827   SOLE   BPAM        465,827
Associates First Cap Corp    CL A             046008108  14,000    368,410   SOLE   BPAM        368,410
AT&T Corp                     COM             001957109  23,941    815,000   SOLE   BPAM        815,000
Bestfoods                     COM             08658U101  14,561    200,154   SOLE   BPAM        200,154
Boyds Collection Ltd          COM             103354106   4,144    561,909   SOLE   BPAM        561,909
Caremark RX Inc               COM             141705103   1,289    114,612   SOLE   BPAM        114,612
Chemfirst Inc                 COM             16361A106   9,780    469,902   SOLE   BPAM        469,902
Corn Products Intl Inc        COM             219023108   2,790    122,639   SOLE   BPAM        122,639
Cytec Industries Inc          COM             232820100   3,593    107,456   SOLE   BPAM        107,456
Donaldson Lufkin & Jenrette   COM             257661108  14,704    164,400   SOLE   BPAM        164,400
Edwards Lifesciences Corp     COM	      28176E108  15,421    706,964   SOLE   BPAM        706,964
Federated Dept Stores Inc     COM             31410H101     729     27,900   SOLE   BPAM         27,900
First Union Corp              COM             337358105     279      8,658   SOLE   BPAM          8,658
Furniture Brands Int'l Inc    COM	      360921100  10,011    602,163   SOLE   BPAM        602,163
Hasbro Inc                    COM             418056107   9,668    845,265   SOLE   BPAM        845,265
Highlands Insurance Group Inc COM	      431032101   4,468    476,558   SOLE   BPAM        476,558
Hudson City Bancorp Inc       COM             443683107   5,204    306,100   SOLE   BPAM        306,100
Iberiabank Corp               COM	      450828108   5,043    275,362   SOLE   BPAM        275,362
Littlefuse Inc                COM             537008104   5,234    176,300   SOLE   BPAM        176,300
Markel Corp                   COM             570535104     850      5,600   SOLE   BPAM          5,600
Media General Inc            CL A             584404107   9,090    211,406   SOLE   BPAM        211,406
Metlife Inc                   COM             59156R108  26,646  1,017,520   SOLE   BPAM      1,017,520
Navistar International Corp   COM             63934E108   1,506     50,294   SOLE   BPAM         50,294
Nova Corp                     COM             669784100  10,438    609,500   SOLE   BPAM        609,500
Omnova Solutions Inc          COM             682129101   1,396    251,028   SOLE   BPAM        251,028
Paine Webber Group Inc        COM             695629105   9,286    136,313   SOLE   BPAM        136,313
RH Donnelley Corp             COM             74955W307  30,086  1,424,190   SOLE   BPAM      1,424,190
Stanley Furniture Inc         COM             854305208   3,225    133,000   SOLE   BPAM        133,000
Stride Rite Corp              COM             863314100   3,330    657,751   SOLE   BPAM        657,751
TJX Companies Inc             COM             872540109   5,063    225,000   SOLE   BPAM        225,000
USA Education Inc             COM             90390U102   5,596    116,120   SOLE   BPAM        116,120
Water Pik Technologies Inc    COM             94113U100     617     63,690   SOLE   BPAM         63,690


Aggregate Column Total                                  273,127

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